Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to Linkage Global Inc		$ (1,670,078)	$ (3,087,359)
Denominator:
Weighted average number of ordinary shares	[1],[2]	12,234,173	3,415,533
Net loss per ordinary share
Basic	[1]	$ (0.14)	$ (0.9)
Diluted	[1]	$ (0.14)	$ (0.9)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).
[2]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.